Operating leases (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Operating Leases
Operating lease right-of-use assets	$ 1,073,688	¥ 7,643,582	$ 932,314	¥ 6,637,141	¥ 5,469,166
Operating lease liabilities, current	248,688	1,770,413	254,821	1,814,071	1,081,370
Operating lease liabilities, non-current	921,291	6,558,669	751,050	5,346,727	4,859,692
Total operating lease liabilities	$ 1,169,979	¥ 8,329,082	$ 1,005,871	¥ 7,160,798	¥ 5,941,062